ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2020
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
ACCOUNTS PAYABLE AND ACCRUED CHARGES AND PROVISIONS

16.  ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

	2020	2019
Trade and accruals	$662.6	$575.1
Salaries and employee benefits	126.4	145.8
Interest payable	55.8	56.5
Provisions	18.4	15.9
Stock-based compensation	4.2	11.7
	$867.4	$805.0